Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 1,972	$ 1,927
Accumulated amortization and impairment	1,370	1,318
Total intangible assets, net	$ 602	$ 609